Financial expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Finance cost of sale of receivables	R$ 2,041,529	R$ 2,544,359	R$ 3,195,130
Finance cost Bonds	190,919	263,691	402,229
Finance cost Other interest on borrowings and financing	1,731,959	789,562	297,302
Finance Cost Foreign exchange (gains) and losses	13,138	(19,381)	(15,226)
Finance Cost Other	501,721	82,003	76,729
Finance costs	R$ 4,479,266	R$ 3,660,234	R$ 3,956,164